Risk Category of Loans by Class of Loans (Excluding Mortgage Loans Held for Sale) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	$ 867,754	$ 773,379
Less: Unearned discount	700	864
Loans	867,054	772,515	$ 700,540
Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	852,787	753,689
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	1,231	1,002
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	13,496	18,361
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	240	327
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	535,198	451,974
Less: Unearned discount	378	448
Loans	534,820	451,526
Commercial Real Estate | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	522,949	434,638
Commercial Real Estate | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	376	681
Commercial Real Estate | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	11,873	16,655
Commercial Real Estate | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	0	0
Mortgage Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	176,098	169,327
Less: Unearned discount	60	76
Loans	176,038	169,251
Mortgage Real Estate | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	174,325	167,394
Mortgage Real Estate | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	237	153
Mortgage Real Estate | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	1,336	1,453
Mortgage Real Estate | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	200	327
Installment and Other
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	21,357	19,631
Less: Unearned discount	0	0
Loans	21,357	19,631
Installment and Other | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	21,278	19,556
Installment and Other | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	0	0
Installment and Other | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	79	75
Installment and Other | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	0	0
Commercial,Financial and Agricultural
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	135,101	132,447
Less: Unearned discount	262	340
Loans	134,839	132,107
Commercial,Financial and Agricultural | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	134,235	132,101
Commercial,Financial and Agricultural | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	618	168
Commercial,Financial and Agricultural | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	208	178
Commercial,Financial and Agricultural | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	$ 40	$ 0